Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Components of Trade and Other Payables

The components of trade and other payables are as follows:

	(Millions of Yen)
	As of March 31, 2019	As of March 31, 2018
Notes and trade accounts payable	821,009	782,605
Other payables	524,167	474,903
Other	266,226	323,087

Total	1,611,403	1,580,597